Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of effective interest rates as at the reporting date
	Consolidated
	Weighted average effective interest rate	Floating interest rate A$	Non-interest bearing A$	Total A$
2022
Financial Assets
Cash and bank balances	0.56%	594	78,499	79,093
Trade and other receivables		-	4,002,844	4,002,844
Other assets		-	2,477,392	2,477,392
Due from associated company		-	698,323	698,323
Due from former group companies		-	7,829,668	7,829,668
Total Financial Assets		594	15,086,726	15,087,320

Financial Liabilities
Trade and other liabilities	8%	-	1,020,604	1,020,604
Derivative financial instruments	10%	2,409,526	-	2,409,526
Convertible promissory notes	10%	7,554,633	-	7,554,633
Warrant liabilities		-	3,566,433	3,566,433
Total Financial Liabilities		9,964,159	4,587,037	14,551,196

	Consolidated
	Weighted average effective interest rate	Floating interest rate A$	Non-interest bearing A$	Total A$
2021
Financial Assets
Cash and cash equivalents	0.18%	203,857	70,910	274,767
Trade and other receivables		-	486,121	486,121
Other assets		-	13,465,831	13,465,831
Total Financial Assets		203,857	14,022,862	14,226,719
Financial Liabilities
Trade and other payables	8%	-	2,424,717	2,424,717
Amounts due to related companies		-	247,406	247,406
Lease liability	2.5%	-	1,829,499	1,829,499
Convertible promissory notes	10%	4,311,416	-	4,311,416
Total Financial Liabilities		4,311,416	4,501,622	8,813,038

Schedule of foreign currency denominated financial assets and liabilities which expose the Group to currency risk
	Consolidated
	Short term exposure						Long term exposure
	HKD	USD	GBP	EUR	MYR	KRW	HKD	USD	GBP	EUR	MYR	KRW
31 December 2022
Financial assets
- Cash and cash equivalents	1,893	8,488	-	36,111	29,628	-	-	-	-	-	-	-
- Trade and other receivables	-	3,649,082	58,713	-	84,253	-	-	-	-	-	-	-
- Inventory	-	5,637,439	-	-	513,582	-	-	-	-	-	-	-
- Loan receivable	-	10,522,456	-	-		-	-	-	-	-	-	-
- Other assets	-	2,427,950	-	36,072	13,098	-	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	-	-	-	-	(1,899)	(138,948)	-	-	-	-	-	-
- Convertible promissory notes	-	(7,554,633)	-	-	-	-	-	-	-	-	-	-
Total exposure	1,893	14,690,782	58,713	72,183	638,662	(138,948)	-	-	-	-	-	-

	Consolidated
	Short term exposure			Long term exposure
	HK$	US$	RMB	HK$	US$	RMB

December 31, 2021
Financial assets
- Cash and cash equivalents	70,053	187,400	13,295	-	-	-
- Trade and other receivables	3,279	457,798	21,851	-	-	-
- Other assets	63,841	13,323,142	78,576	-	-	-
Financial liabilities
- Trade and other liabilities	(712,801)	(1,142,816)	(125,876)	-	-	-
- Amounts due to related companies	-	(247,406)	-	-	-	-
- Convertible promissory notes	(2,512,137)	(1,799,278)	-	-	-	-
- Derivates on financial statements	(1,220,904)	(1,100,099)	-	-	-	-
Total exposure	(4,308,669)	9,678,741	(12,154)	-	-	-

Schedule of account forward exchange contracts that offset effects from changes in currency exchange rates
	Consolidated
	Loss for the year
	HKD	USD	RMB	GBP	EUR	MYR	KRW	Total
31 December 2022	(95)	(734,539)	-	(2,936)	(3,609)	(65,141)	6,947	(799,373)
31 December 2021	215,433	(483,937)	1,215	-	-	-	-	(267,289)

	Consolidated
	Equity
	HKD	USD	RMB	GBP	EUR	MYR	KRW	Total
31 December 2022	(95)	(734,539)	-	(2,936)	(3,609)	(65,141)	6,947	(799,373)
31 December 2021	215,433	(483,937)	1,215	-	-	-	-	(267,289)

	Consolidated
	Loss for the year
	HKD	USD	RMB	GBP	EUR	MYR	KRW	Total
31 December 2022	95	734,539	-	2,936	3,609	65,141	(6,947)	799,373
31 December 2021	(215,433)	483,937	(1,215)	-	-	-	-	267,289

	Consolidated
	Equity
	HKD	USD	RMB	GBP	EUR	MYR	KRW	Total
31 December 2022	95	734,539	-	2,936	3,609	65,141	(6,947)	799,373
31 December 2021	(215,433)	483,937	(1,215)	-	-	-	-	267,289

Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms
	Consolidated
2022		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	A$	A$	A$	A$	A$	A$

Trade and other liabilities	1,020,599	1,020,599	1,020,599	-	-	-
Warrant liability	3,566,433	3,566,433	3,566,433	-	-	-
Convertible promissory note	7,554,633	7,554,633	7,554,633	-	-	-
	12,141,665	12,141,665	12,141,665	-	-	-

	Consolidated
2021		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 -365	Over
	amount	cash flow	demand	days	Days	1 year
	A$	A$	A$	A$	A$	A$

Trade and other liabilities	2,424,717	2,424,717	2,424,717	-	-	-
Amounts due to related companies	247,406	247,406	247,406	-	-	-
Lease liability	1,829,499	1,829,499	-	-	425,567	1,403,932
Convertible promissory notes	4,311,416	4,311,416	4,311,416	-	-	-
	8,813,038	8,813,038	6,983,539	-	425,567	1,403,932

Schedule of the opening and closing fair value balance of level 2 financial instruments
Level 2
A$
Derivative financial instruments
December 31, 2022	2,409,526
December 31, 2021	2,321,003

Schedule of the opening and closing fair value balance of level 2 financial instruments
Consolidated
Put Option A$
At January 1, 2022	2,321,003
Issuance of put option at fair value	870,546
Gain included in profit or loss on change in fair value	(782,023)
At December 31, 2022	2,409,526